Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and the Board believe that long-term equity incentives are consistent with the Company’s philosophy and represent an additional vehicle for aligning management’s interests with the interests of our shareholders. The Compensation Committee and the Board currently believe that restricted stock and restricted stock units are more effective than stock options in achieving the Company’s compensation objectives, as these grants are subject to less market volatility and are less dilutive to shareholders.

The Company does not have a formal policy with respect to the granting of long-term equity incentive compensation. When determining the amount of long-term incentive grants to be awarded to our named executive officers, the Board members consider, among other factors, the business performance of the Company, the responsibilities and performance of the executive, and the performance of our stock price. The Board has historically granted long-term equity incentives to our named executive officers on a discretionary basis or in connection with an executive’s hiring or promotion. In determining the timing and terms of a long-term incentive award, the Board may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. During 2021 and 2022, the Board utilized a cash and equity incentive plan under which our then named executive officers and certain other key employees were eligible to receive cash bonuses and restricted shares representing a percentage of the executive’s base salary based on the attainment of consolidated operating income performance targets, assuming a minimum operating income level was attained. Once the fiscal year was completed, the Board then granted the restricted shares, based on our actual performance for the fiscal year with such shares being subject to additional time-based vesting conditions.

Award Timing Method	The Company does not have a formal policy with respect to the granting of long-term equity incentive compensation. When determining the amount of long-term incentive grants to be awarded to our named executive officers, the Board members consider, among other factors, the business performance of the Company, the responsibilities and performance of the executive, and the performance of our stock price. The Board has historically granted long-term equity incentives to our named executive officers on a discretionary basis or in connection with an executive’s hiring or promotion. In determining the timing and terms of a long-term incentive award, the Board may consider material nonpublic information to ensure that such grants are made in compliance with applicable laws and regulations and, if appropriate, may delay the grant of equity awards until the public disclosure of such material nonpublic information. During 2021 and 2022, the Board utilized a cash and equity incentive plan under which our then named executive officers and certain other key employees were eligible to receive cash bonuses and restricted shares representing a percentage of the executive’s base salary based on the attainment of consolidated operating income performance targets, assuming a minimum operating income level was attained. Once the fiscal year was completed, the Board then granted the restricted shares, based on our actual performance for the fiscal year with such shares being subject to additional time-based vesting conditions.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false